Average Annual Total Returns				12 Months Ended		20 Months Ended	59 Months Ended	60 Months Ended		101 Months Ended		113 Months Ended		120 Months Ended		128 Months Ended	152 Months Ended	162 Months Ended
		Jul. 31, 2025		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Integrity Dividend Harvest Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				15.13%				8.83%						9.21%
Performance Inception Date		May 01, 2012
Integrity Dividend Harvest Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				14.96%				8.83%						8.36%
Integrity Dividend Harvest Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		On Distributions and Sale of Fund Shares
Average Annual Return, Percent				13.67%				7.98%						7.73%
Integrity Dividend Harvest Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				19.29%				9.13%				9.52%
Performance Inception Date		Aug. 03, 2015
Integrity Dividend Harvest Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				21.53%				10.23%		9.94%
Performance Inception Date		Aug. 01, 2016
Integrity Dividend Summit Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				5.18%		7.27%
Performance Inception Date		May 01, 2023
Integrity Dividend Summit Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				5.13%		7.27%
Integrity Dividend Summit Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		On Distributions and Sale of Fund Shares
Average Annual Return, Percent				5.32%		6.97%
Integrity Dividend Summit Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				9.71%		10.66%
Performance Inception Date		May 01, 2023
Integrity Dividend Summit Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				10.70%		10.66%
Performance Inception Date		May 01, 2023
INTEGRITY GROWTH & INCOME FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				13.94%				10.90%						10.82%
INTEGRITY GROWTH & INCOME FUND CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				13.79%				10.90%						10.14%
INTEGRITY GROWTH & INCOME FUND CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				11.12%				9.02%						8.85%
Integrity Growth & Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				18.02%				11.31%				10.86%
Performance Inception Date		Aug. 03, 2015
Integrity Growth & Income Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				20.23%				12.32%		13.38%
Performance Inception Date		Aug. 01, 2016
Integrity High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				3.06%				2.98%						4.24%
Integrity High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				0.82%				1.01%						2.14%
Integrity High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				1.36%				1.40%						2.28%
Integrity High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				5.74%				3.08%						3.90%
Integrity High Income Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				7.96%				4.14%		5.16%
Performance Inception Date		Aug. 01, 2016
Integrity Mid-North American Resources Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				11.58%				7.41%						0.72%
Integrity Mid-North American Resources Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				11.46%				7.41%						0.65%
Integrity Mid-North American Resources Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				9.00%				6.10%						0.67%
Integrity Mid-North American Resources Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				15.83%				7.93%						0.74%
Performance Inception Date		May 01, 2014
Integrity Mid-North American Resources Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				18.11%				9.03%		4.39%
Performance Inception Date		Aug. 01, 2016
Integrity Short Term Government Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				4.98%			0.55%
Performance Inception Date		Jan. 17, 2020
Integrity Short Term Government Fund, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				7.39%				1.24%						1.36%
Performance Inception Date		Jun. 30, 2011
Integrity Short Term Government Fund, Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				7.31%				0.60%						0.41%
Integrity Short Term Government Fund, Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				6.64%				0.95%						0.75%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(1) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.73%	[1]	25.02%	[1],[2],[3]			14.53%	[1],[2],[3]	14.56%	[2],[3]	13.60%	[2],[3]	13.10%	[1],[2],[3]
S&P High Yield Dividend Aristocrats® Index* (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[4]			8.80%				7.48%		8.91%		9.89%		9.26%
Dow Jones U.S. Select Dividend® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Select Dividend® Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[5]	11.97%		16.62%				8.86%						9.38%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent				1.25%	[6],[7]		(0.43%) [7]	(1.62%)	[6],[7]	0.86%	[6]			1.35%	[6],[7]
Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate High Yield Bond Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[8]			8.19%				4.21%		5.32%				5.17%
S&P Composite 1500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Composite 1500® Index(1) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[9]			23.95%				14.13%		14.18%				12.79%
S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Composite 1500® Energy Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[10]			5.98%				12.11%		7.17%				4.34%
ICE BofA 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 1-3 Year U.S. Treasury Index(2) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[11]			4.08%			1.39%	1.40%						1.40%

[1]	The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]	The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[3]	The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[4]	The S&P High Yield Dividend Aristocrats® Index is designed to measure the performance of companies within the S&P Composite 1500® that have followed a managed-dividends policy of consistently increasing dividends every year for at least twenty years.
[5]	The Dow Jones U.S. Select Dividend® Index is one hundred stocks that are selected to the index by dividend yield, subject to screens for dividend per share growth rate, dividend payout ratio, and average daily dollar trading volume. Components are weighted by indicated annual dividend.
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds.
[8]	The Bloomberg U.S. Corporate High Yield Bond Index is an unmanaged index measures the USD-denominated, high yield, fixed-rate corporate bond market.
[9]	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.
[10]	The S&P Composite 1500® Energy Index comprises those companies included in in the S&P 1500® TR Index that are classified as members of the GICS® energy sector.
[11]	The ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.